Post employment benefits - Movement in net (deficit)/surplus (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	£ 365	£ 215
Exchange differences	31	(8)
Charge before taxation	(87)	(38)	£ (64)
Other comprehensive (loss)/income	16	40	31
Contributions by the group	122	156
Settlements paid	0
Employee contributions	0	0
Benefits paid	0	0
Ending Balance	447	365	215
Net settlement gain	14
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	10,422	9,713
Exchange differences	(214)	65
Charge before taxation	149	198
Other comprehensive (loss)/income	(6)	774
Contributions by the group	122	156
Settlements paid	(169)
Employee contributions	4	5
Benefits paid	(416)	(489)
Ending Balance	9,892	10,422	9,713
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(10,057)	(9,498)
Exchange differences	245	(73)
Charge before taxation	(236)	(236)
Other comprehensive (loss)/income	22	(734)
Contributions by the group	0	0
Settlements paid	169
Employee contributions	(4)	(5)
Benefits paid	416	489
Ending Balance	(9,445)	£ (10,057)	£ (9,498)
US Cash Balance Plan
Disclosure of net defined benefit liability (asset) [line items]
Settlements paid	£ 151